UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
Prime Money Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

October 31, 2009

Ready Assets Prime Money Fund

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best per-
formance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the
6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world's preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

** Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc.
and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Information as of October 31, 2009
Yields			Portfolio Composition
	7-Day	7-Day		Percent of
	SEC Yield	Yield		Net Assets
Ready Assets Prime Money Fund	0.04%	0.07%	Commercial Paper	41%
			Certificates of Deposit	37
The 7-Day SEC Yield shown above may differ from the 7-Day Yield shown due to			U.S. Government Sponsored Agency Obligations	12
the fact that the 7-Day SEC Yield exludes distributed capital gains.			U.S. Treasury Obligations	8
Past performance is not indicative of future results.			Corporate Notes	2
			Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009) is intended to assist shareholders both in calculating expenses based on an invest-
ment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2009	October 31, 2009	During the Period[1]	May 1, 2009	October 31, 2009	During the Period[1]
Ready Assets Prime Money Fund	$1,000	$1,000.40	$2.62	$1,000	$1,022.58	$2.65
[1] Expenses are equal to the Fund’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

4 READY ASSETS PRIME MONEY FUND OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
	Par				Par
Certificates of Deposit	(000)	Value	Certificates of Deposit		(000)	Value
Domestic — 1.0%			Yankee (a) (concluded)
State Street Bank & Trust Co.:			UBS AG, Stamford:
0.21%, 1/06/10	$ 35,000 $	35,000,000	0.57%, 11/03/09		$ 15,000	$ 15,000,000
0.21%, 1/25/10	10,000	10,000,000	0.36%, 1/06/10		25,000	25,000,000
Yankee — 36.3% (a)			0.35%, 1/15/10		45,500	45,500,000
Abbey National Treasury Services Plc, CT, 0.53%,			0.25%, 2/12/10		26,000	26,000,000
7/20/10 (b)	35,515	35,515,000	UniCredito Italiano, NY, 0.45%, 1/29/10		30,000	30,000,000
BNP Paribas, NY:			Westpac Banking Corp., NY:
0.65%, 11/20/09	30,000	30,000,000	0.40%, 1/28/10		28,000	28,000,000
0.55%, 12/04/09	35,000	35,000,000	0.30%, 10/19/10 (b)		25,000	25,000,000
0.47%, 1/08/10	45,000	45,000,000	0.31%, 10/21/10 (b)		29,040	29,040,000
0.42%, 2/03/10	30,000	30,000,000	Total Certificates of Deposit — 37.3%			1,642,056,849
Banco Bilbao Vizcaya Argentaria SA, NY:
0.66%, 12/04/09	20,000	20,000,089
0.53%, 12/30/09	40,000	40,000,321
			Commercial Paper (c)
0.28%, 1/25/10	32,000	32,000,373
0.32%, 3/31/10	30,000	30,000,620	Antalis U.S. Funding Corp.:
Bank of Montreal, Chicago, 0.22%, 1/08/10	48,000	48,000,000	0.27%, 11/10/09		16,000	15,999,040
Bank of Nova Scotia, Houston, 0.21%, 1/14/10	39,500	39,500,000	0.26%, 1/13/10		17,000	16,991,160
Bank of Tokyo-Mitsubishi Ltd., NY, 0.25%, 1/26/10	19,000	19,000,000	Atlantis One Funding Corp.:
Barclays Bank Plc, NY:			0.31%, 11/06/09		32,000	31,998,898
0.33%, 11/09/09	22,000	22,000,000	0.27%, 11/23/09		46,000	45,992,755
0.65%, 2/26/10	69,000	69,000,000	0.26%, 12/07/09		15,000	14,996,208
0.58%, 3/15/10	27,000	27,000,000	0.25%, 2/26/10		23,000	22,981,472
Credit Agricole SA, London, 0.61%, 12/29/09	35,000	35,000,000	BPCE SA, 0.27%, 1/11/10		23,000	22,987,925
Deutsche Bank AG, NY, 0.30%, 11/12/09	35,000	35,000,000	Banco Bilbao Vizcaya Argentaria SA, London,
Dexia Credit Local, NY, Guaranteed:			1.00%, 11/13/09		55,500	55,483,042
0.53%, 11/17/09 (b)	58,500	58,500,000	Barton Capital Corp.:
0.30%, 11/23/09	50,000	50,000,000	0.23%, 12/01/09		26,000	25,995,183
DnB NOR Bank ASA, NY:			0.23%, 1/11/10		14,500	14,493,515
0.67%, 12/10/09	36,000	36,000,000	0.23%, 1/21/10		18,000	17,990,800
0.50%, 1/07/10	19,000	19,000,000	CBA (Delaware) Finance Inc., 0.24%, 12/04/09		15,000	14,996,800
0.46%, 1/08/10	58,000	58,000,000	CHARTA, LLC, 0.25%, 11/03/09		57,000	56,999,604
Intesa Sanpaolo SpA, NY:			CRC Funding, LLC, 0.25%, 11/06/09		40,000	39,998,889
0.52%, 12/29/09	22,000	22,000,000	Cancara Asset Securitization LLC:
0.49%, 1/11/10	20,000	20,000,000	0.30%, 11/16/09		16,000	15,998,133
KBC Bank NV, NY, 0.51%, 1/27/10	35,000	35,000,000	0.30%, 11/23/09		45,000	44,992,125
Lloyd's TSB Bank Plc, NY:			Chariot Funding LLC, 0.22%, 12/21/09		40,000	39,988,022
0.42%, 11/04/09	55,000	55,000,000	Ciesco, LLC:
0.20%, 11/09/09	33,000	33,000,000	0.23%, 11/06/09		27,000	26,999,310
0.37%, 11/20/09	22,000	22,000,000	0.20%, 12/04/09		66,000	65,988,267
Rabobank Nederland NV, NY:
			Clipper Receivables Co. LLC:
0.50%, 11/30/09	22,000	22,000,000
			0.21%, 11/02/09		50,000	50,000,000
0.40%, 2/05/10	35,000	35,000,000
			0.21%, 11/20/09		60,000	59,993,700
Royal Bank of Scotland Plc, CT:
			0.28%, 1/21/10		25,000	24,984,444
0.35%, 12/04/09	32,000	32,000,000
			Danske Corp., GTD:
0.32%, 12/21/09	27,000	27,000,000
			0.76%, 11/02/09		35,000	35,000,000
0.30%, 12/30/09	50,000	50,000,000
			0.24% - 0.25%, 11/30/09		44,000	43,991,515
0.28%, 1/19/10	20,000	20,000,000
			0.27%, 12/30/09		30,000	29,986,950
Societe Generale, NY:
0.53%, 1/07/10	22,000	22,000,000	Deutsche Bank Financial LLC, 0.30%, 11/03/09		82,000	81,999,317
0.52%, 1/08/10	75,000	75,000,000	DnB NOR Bank ASA:
0.44%, 1/11/10	35,000	35,000,000	0.44%, 1/15/10		11,000	10,990,051
Svenska Handelsbanken AB, NY:			0.33%, 3/24/10		23,000	22,970,062
0.62%, 11/30/09	25,000	25,000,097
0.57%, 12/14/09	30,000	30,000,349
Portfolio Abbreviations
To simplify the listings of the portfolio holdings in the Schedule of Investments, the			COP	Certificates of Participation
names and descriptions of many of the securities have been abbreviated according			FSA	Financial Security Assurance Inc.
to the following list:			VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.
READY ASSETS PRIME MONEY FUND			OCTOBER 31, 2009			5

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)
	Par			Par
Commercial Paper (c) (concluded)	(000)	Value	Municipal Bonds	(000)	Value
Fairway Finance Co., LLC:			Palm Beach County School Board Florida, COP, VRDN,
0.29%, 11/06/09	$ 47,000	$ 46,998,486	Series B (FSA), 0.30%, 11/09/09 (e)	$ 5,000	$ 5,000,000
0.24%, 12/15/09	19,000	18,994,553	Total Municipal Bonds — 0.1%		5,000,000
Galleon Capital LLC, 0.21%, 11/17/09	12,945	12,943,867
ING (U.S.) Funding LLC:
0.29%, 11/09/09	35,000	34,998,026
0.24%, 12/04/09	24,000	23,994,880	U.S. Government Sponsored Agency Obligations
JPMorgan Funding, Inc., 0.28%, 11/13/09	26,000	25,997,776	Fannie Mae Variable Rate Notes, 0.42%, 8/05/10 (b)	27,370	27,362,460
Kitty Hawk Funding Corp., 0.21%, 11/02/09	28,000	28,000,000	Federal Home Loan Bank Discount Notes, 0.30%,
Liberty Street Funding LLC:			1/08/10 (c)	17,000	16,990,508
0.19%, 11/09/09	38,150	38,148,591	Federal Home Loan Bank Variable Rate Notes (b):
0.19%, 11/13/09	50,000	49,997,097	0.67%, 2/05/10	28,355	28,355,000
Lloyd's TSB Bank Plc, 0.40%, 11/02/09	10,000	10,000,000	0.76%, 2/26/10	29,680	29,680,000
Manhattan Asset Funding Co. LLC:			0.13%, 7/09/10	53,710	53,702,644
0.24%, 11/02/09	10,000	10,000,000	0.23%, 10/08/10	33,000	32,990,746
0.25%, 11/05/09	30,000	29,999,375	Freddie Mac Discount Notes, 0.51%, 7/06/10 (c)	46,000	45,839,690
Mont Blanc Capital Corp.:			Freddie Mac Variable Rate Notes (b):
0.26%, 12/08/09	27,000	26,992,980	0.18%, 7/14/10	32,000	31,992,225
0.27%, 12/14/09	25,000	24,992,125	0.39%, 8/24/10	23,400	23,400,814
Nieuw Amsterdam Receivables Corp.:			0.31%, 9/03/10	51,575	51,566,364
0.24%, 11/10/09	5,000	4,999,733	0.31%, 2/14/11	116,130	116,106,504
0.28%, 1/08/10	36,000	35,981,240	0.35%, 4/01/11	30,000	30,042,749
Nordea Bank North America, Inc., DE:			0.35%, 5/05/11	70,000	69,968,221
0.24%, 12/18/09	38,000	37,988,347
0.23%, 1/25/10	25,000	24,986,583	Total U.S. Government Sponsored
Royal Bank of Scotland Group Plc, 0.50%, 11/03/09	6,000	5,999,917	Agency Obligations — 12.3%		557,997,925
SanPaolo IMI U.S. Financial Co., 0.58%, 12/23/09	30,000	29,975,350
Sheffield Receivables Corp., 0.22%, 1/07/10	10,000	9,995,967
Societe Generale North America, Inc.:			U.S. Treasury Obligations (c)
0.30%, 11/16/09	30,000	29,996,500
0.51%, 12/16/09	40,000	39,975,067	U.S. Treasury Bills:
0.22%, 1/15/10	20,000	19,990,956	0.19%, 3/25/10	60,000	59,955,908
0.42%, 1/27/10	4,000	3,995,987	0.23%, 6/10/10	32,000	31,955,022
Solitaire Funding LLC:			0.25%, 6/17/10	36,000	35,943,250
0.26%, 11/02/09	19,000	19,000,000	0.31% - 0.39%, 7/15/10	186,800	186,339,987
0.25%, 11/12/09	15,000	14,998,958	0.47%, 7/29/10	10,500	10,463,125
0.28%, 11/24/09	45,000	44,992,300	0.32%, 8/26/10	22,700	22,641,008
0.27%, 12/10/09	14,000	13,996,010	Total U.S. Treasury Obligations — 7.7%		347,298,300
Straight-A Funding, LLC:
0.27%, 11/16/09	46,000	45,995,170
0.23%, 12/15/09	21,500	21,494,094	Repurchase Agreements
Surrey Funding Corp.:
0.23%, 1/12/10	10,000	9,995,464	Deutsche Bank Securities, Inc., 0.07%, 11/02/09
0.22%, 1/15/10	15,000	14,993,217	(Purchased on 10/30/2009 to be repurchased at
Tempo Finance Corp., 0.28% - 0.30%, 1/04/10	59,000	58,969,865	$4,282,025, collateralized by Fannie Mae,
UBS Finance (Delaware), LLC, 0.53%, 11/04/09	18,000	17,999,475	0.00% due 11/16/09, par and fair value
Total Commercial Paper — 40.7%		1,840,165,143	of $4,368,000, $4,368,000, respectively)	4,282	4,282,000
			Total Repurchase Agreements — 0.1%		4,282,000
			Total Investments (Cost- $4,520,000,217*) — 100.0%		4,520,000,217
Corporate Notes			Liabilities in Excess of Other Assets — (0.0)%		(528,798)
Commonwealth Bank of Australia, 0.30%,			Net Assets — 100.0%		$4,519,471,419
11/22/10 (b)(d)	25,500	25,500,000	* Cost for federal income tax purposes.
HSBC Bank Middle East Ltd., 0.48%, 4/22/10 (b)	18,000	18,000,000	(a) Issuer is a US branch of foreign domiciled bank.
KBC Bank NV, NY, 0.71%, 12/01/09 (e)	27,600	27,600,000
Rabobank Nederland NV, NY, 0.28%, 1/07/10 (d)(e)	52,100	52,100,000	(b) Variable rate security. Rate shown is as of report date.
Total Corporate Notes — 1.8%		123,200,000	(c) Rates shown are the discount rates or range of discount rates paid at the time of
			purchase.
			(d) Security exempt from registration under Rule 144A of the Securities Act of 1993.
			These securities may be resold in transactions exempt from registration to quali-
			fied institutional investors.
			(e) Variable rate security. Rate shown is as of report date and maturity shown is the
See Notes to Financial Statements.			date the principal owed can be recovered through demand.
6	READY ASSETS PRIME MONEY FUND		OCTOBER 31, 2009

Schedule of Investments (concluded)
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in deter-
mining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2[1]	$4,520,000,217
Level 3	—
Total	$4,520,000,217
[1] See above Schedule of Investments for values in each security type.
See Notes to Financial Statements.
READY ASSETS PRIME MONEY FUND		OCTOBER 31, 2009	7

Statement of Assets and Liabilities
October 31, 2009 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $4,520,000,217)			$4,520,000,217
Cash			990
Capital shares sold receivable			15,356,458
Interest receivable			1,918,749
Prepaid expenses			164,913
Other assets			12
Total assets			4,537,441,339
Liabilities
Capital shares redeemed payable			16,114,920
Transfer agent fees payable			958,679
Investment advisory fees payable			704,112
Other affiliates payable			31,804
Officer’s and Trustees’ fees payable			958
Other accrued expenses payable			159,447
Total liabilities			17,969,920
Net Assets			$4,519,471,419
Net Assets Consist of
Paid-in capital			$4,518,977,542
Undistributed net investment income			379,093
Undistributed net realized gain			114,784
Net Assets — $1.00 net asset value per share, 4,518,977,541 shares outstanding, unlimited number of shares authorized, $0.10 par value			$4,519,471,419
See Notes to Financial Statements.
8	READY ASSETS PRIME MONEY FUND	OCTOBER 31, 2009

Statement of Operations
Six Months Ended October 31, 2009 (Unaudited)
Investment Income
Interest		$ 14,195,541
Expenses
Investment advisory		8,895,457
Transfer agent		3,124,581
Distribution		2,892,602
Federal insurance		758,995
Accounting services		261,961
Printing		65,623
Custodian		62,832
Registration		53,876
Professional		47,750
Officer and Trustees		38,955
Miscellaneous		37,916
Total expenses		16,240,548
Less fees waived by advisor		(1,891,328)
Less distribution fees waived		(1,848,633)
Total expenses after fees waived		12,500,587
Net investment income		1,694,954
Realized Gain
Net realized gain from investments		114,784
Net Increase in Net Assets Resulting from Operations		$ 1,809,738
See Notes to Financial Statements.
READY ASSETS PRIME MONEY FUND	OCTOBER 31, 2009	9

Statements of Changes in Net Assets
		Six Months
		Ended	Period
		October 31,	January 1, 2009	Year Ended
		2009	to April 30,	December 31,
Increase (Decrease) in Net Assets		(Unaudited)	2009	2008
Operations
Net investment income		$ 1,694,954	$ 9,425,529	$ 133,908,954
Net realized gain		114,784	218,620	243,147
Net increase in net assets resulting from operations		1,809,738	9,644,149	134,152,101
Dividends to Shareholders From
Net investment income		(1,846,869)	(9,425,529)	(133,908,954)
Capital Share Transactions
Net proceeds from sale of shares		2,277,496,114	1,976,215,968	8,018,171,070
Reinvestment of dividends		1,845,068	9,425,529	133,907,728
Cost of shares redeemed		(2,668,886,892)	(2,131,754,111)	(8,130,046,941)
Net increase (decrease) in net assets derived from capital share transactions		(389,545,710)	(146,112,614)	22,031,857
Net Assets
Total increase (decrease) in net assets		(389,582,841)	(145,893,994)	22,275,004
Beginning of period		4,909,054,260	5,054,948,254	5,032,673,250
End of period		$4,519,471,419	$4,909,054,260	$5,054,948,254
Undistributed net investment income		$ 379,093	$ 531,008	$ 74,342
See Notes to Financial Statements.
10	READY ASSETS PRIME MONEY FUND	OCTOBER 31, 2009

Financial Highlights
	Six Months	Period
	Ended	January 1,
	October 31,	2009
	2009	to April 30,		Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0019	0.0258	0.0470	0.0432	0.0258	0.0082
Net realized and unrealized gain (loss)	—	—	0.0000	0.0001	(0.0006)	(0.0000)	(0.0008)
Net increase from investment operations	0.0004	0.0019	0.0258	0.0471	0.0426	0.0258	0.0074
Dividends and distributions from:
Net investment income	(0.0004)	(0.0019)	(0.0258)	(0.0470)	(0.0432)	(0.0258)	(0.0082)
Net realized gain	—	—	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0004)	(0.0019)	(0.0258)	(0.0470)	(0.0432)	(0.0258)	(0.0082)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.04%[2]	0.19%[2]	2.62%	4.81%	4.41%	2.61%	0.83%
Ratios to Average Net Assets
Total expenses	0.68%[3]	0.69%[3]	0.65%	0.65%	0.66%	0.66%	0.64%
Total expenses after fees waived	0.52%[3]	0.69%[3]	0.65%	0.65%	0.66%	0.66%	0.64%
Net investment income	0.07%[3]	0.57%[3]	2.57%	4.70%	4.34%	2.57%	0.81%
Supplemental Data
Net assets, end of period (000)	$4,519,471	$ 4,909,054	$ 5,054,948	$ 5,032,673	$ 4,392,407	$ 3,983,769	$4,285,584
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Annualized.
See Notes to Financial Statements.
READY ASSETS PRIME MONEY FUND					OCTOBER 31, 2009		11

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Ready Assets Prime Money Fund (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: Fund investments are valued under the amor-
tized cost method which approximates current market value in accor-
dance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant propor-
tionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agree-
ments, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal
Reserve book entry system or held in a segregated account by the
Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly. Dis-
tributions of realized gains, if any, are recorded on the ex-dividend date.

Income taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the three years ended December 31, 2008 and the period ended
April 30, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s finan-
cial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that
Fund. Other operating expenses shared by several funds are pro rated among the funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such serv-
ices, the Fund pays the Manager a monthly fee based upon the average daily value of the Fund’s net assets at the following annual rates:

12 READY ASSETS PRIME MONEY FUND OCTOBER 31, 2009

Notes to Financial Statements (concluded)
Portion of average daily value of net assets:	Rate
Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.400%
In excess of $1 billion but not exceeding $5 billion	0.350%
In excess of $5 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion but not exceeding $20 billion	0.275%
In excess of $20 billion	0.250%

The Manager has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it pro-
vides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended October 31, 2009, the Fund reimbursed the
Manager $47,841 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund entered into a Distribution Agreement and a Shareholder
Servicing Plan (the “Distribution Plan”) with BlackRock Investments, LLC
(“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL a distribution fee. The fee is accrued daily and paid monthly at the annual rate of
0.125% of the average daily value of the Funds’ Class II Shares net assets.

The Manager and BRIL voluntarily agreed to waive a portion of their respective investment advisory and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are shown as fees waived by advisor and distribution fees waived in the Statement of Operations. The Manager or BRIL may discontinue this waiver or reimbursement at any time.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

4. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have federal insurance of $1.00 per share up to the lesser of sharehold-
ers’ balances in the Fund as of the close of business on September 19,
2008, or the remaining balances of such shareholder accounts as of the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19,
2008 and any future investments after a shareholder has closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, the Fund paid a participation fee of 0.03%
for the period December 19, 2008 through September 18, 2009 of the
Fund’s shares outstanding value as of September 19, 2008. The partici-
pation fees for the period May 1, 2009 to September 18, 2009 is included in federal insurance in the Statement of Operations.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, reinvest-
ment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through December 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

READY ASSETS PRIME MONEY FUND OCTOBER 31, 2009 13

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Ready Assets Prime Money Fund
(the “Fund”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the Fund’s investment advisory agreement (the “Advisory
Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Institutional Management Corporation
(the “Sub-Advisor”) with respect to the Fund. The Manager and the
Sub-Advisor are referred to herein as “BlackRock.” The Advisory
Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Inde-
pendent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nomin-
ating Committee, a Compliance Committee, a Performance Oversight
and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive
Committee, which has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the contin-
uation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of
BlackRock and its affiliates, including investment management, admin-
istrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its share-
holders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior man-
agement and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to

BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting;
(c) Fund operating expenses; (d) the resources devoted to and compli-
ance reports relating to the Fund’s investment objective, policies and restrictions; (e) the Fund’s compliance with its Code of Ethics and com-
pliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and
(k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the
April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-
out benefits to BlackRock and its affiliates and significant shareholders;
(c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggre-
gate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the
Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Fund’s Board
Members present at the meeting, including the Independent Board
Members present at the meeting, unanimously approved the continua-
tion of the Advisory Agreement between the Manager and the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30,
2010. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment per-
formance of the Fund and BlackRock portfolio management; (c) the

14 READY ASSETS PRIME MONEY FUND OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from their relationship with the Fund;
(d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the
Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each
Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory serv-
ices and the resulting performance of the Fund. Throughout the year, the
Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the
Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the
Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates and significant shareholders provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services,
BlackRock and its affiliates provide the Fund with other services, inc-
luding (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;

(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing
Board meetings and preparing the materials for such Board meetings;
(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Board Members, also reviewed and consid-
ered the performance history of the Fund. In preparation for the April 16,
2009 meeting, the Board was provided with reports, independently pre-
pared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed vari-
ous factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regu-
larly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Fund performed better than its
Peers in that the Fund’s performance was at or above the median of its
Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund: The Board, including the Independent Board
Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar invest-
ment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s profitability with respect to the Fund and other funds the
Board currently oversees for the year ended December 31, 2008

READY ASSETS PRIME MONEY FUND OCTOBER 31, 2009 15

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and method-
ology of allocating expenses in the profitability analysis, noting the inher-
ent limitations in allocating costs among various advisory products. The
Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is some-
what limited.

The Board noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated
that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated pub-
licly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which con-
cluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds ad-
vised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that, although the Fund’s contractual advisory fees were above the median of its Peers, its actual and/or contractual man-
agement fees were within 5% of the median amount. The Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downwards as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the assets of the

Fund. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of
BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members present at the meeting, including the Independent
Board Members present at the meeting, unanimously approved the con-
tinuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agree-
ment between the Manager and Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders.
In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or control-
ling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.
The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

16 READY ASSETS PRIME MONEY FUND OCTOBER 31, 2009

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee
Rodney D. Johnson, Co-Chair of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chair of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional
Management Corporation
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund, retired. The Fund’s Board wishes
Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund, and Jeffrey Holland and
Brian Schmidt became Vice Presidents of the Fund.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became Vice
Presidents of the Fund.

Additional Information
Section 19 (a) Notices
These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.
	Total Distribution for				% Breakdown of the Total
	the Fiscal Year			Cumulative Distributions for the Fiscal Year
Net	Net		Total Per	Net	Net		Total Per
Investment	Realized	Return of	Common	Investment	Realized	Return of	Common
Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
$0.000386	—	—	$0.000386	100%	0%	0%	100%
READY ASSETS PRIME MONEY FUND					OCTOBER 31, 2009			17

Additional Information (concluded)

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are avail-
able on the Fund’s website or shareholders can sign up for e-mail notifi-
cations of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 221-7210;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling
(800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Fund’s Forms
N-Q may also be obtained upon request and without charge by
calling (800) 221-7210.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

18 READY ASSETS PRIME MONEY FUND OCTOBER 31, 2009

#10250-10/09

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance.
Total return information assumes reinvestment of all distributions.
Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 221-
7210. The Fund’s current seven-day yield more closely reflects the current earnings of the Fund than the total returns quoted. State-
ments and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets Prime Money Fund

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: December 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: December 21, 2009